Retirement benefit plan, Change in Net Defined Benefit Liability (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 7,485	SFr 5,665	SFr 4,926
Net pension cost through statement of income	1,655	1,375	1,130
Remeasurement through other comprehensive loss	(726)	1,304	302
Employer's contribution	(950)	(859)	(693)
Net defined benefit liabilities, end of period	SFr 7,464	SFr 7,485	SFr 5,665